Salaries and Related Charges - Summary of Salaries and Related Charges (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term employee benefits expense [abstract]
Salaries and related charges	R$ 494,771	R$ 460,906